SCHEDULE OF REMUNERATION OF DIRECTORS AND KEY MANAGEMENT PERSONNEL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payments to key management personnel:
Salaries, consulting and directors’ fees	$ 1,434,894	$ 1,443,601	$ 1,387,221
Share-based payments	224,370	713,514	2,126,970
Total	$ 1,659,264	$ 2,157,115	$ 3,514,191